Document and Entity Information	Oct. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 4, 2021, THOR Industries, Inc. (the "Company") filed a Current Report on Form 8-K (the "Initial 8-K") to report that it had commenced an offering of Senior Unsecured Notes due 2029 (the "Notes") to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. A copy of a press release announcing the offering was filed as Exhibit 99.1 to the Initial 8-K. The Company also furnished certain excerpts from the Preliminary Offering Memorandum, dated October 4, 2021, as Exhibit 99.2 to the Initial 8-K, but inadvertently omitted the content of Item 7.01 related thereto from the Initial 8-K and the designation in the exhibit index denoting that Exhibit 99.2 was intended to be furnished, not filed. This Amendment No. 1 to the Initial 8-K amends and supplements the Initial 8-K by providing the Item 7.01 disclosure and clarifying that the information provided as Exhibit 99.2 to the Initial 8-K is furnished, not filed. Except as set forth herein, no amendments have been made to the information set forth in the Initial 8-K. This Amendment should be read in conjunction with the Initial 8-K.
Document Period End Date	Oct. 04, 2021
Entity Registrant Name	THOR Industries, Inc.
Entity Central Index Key	0000730263
Entity Emerging Growth Company	false
Entity File Number	1-9235
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-0768752
Entity Address, Address Line One	601 East Beardsley Avenue
Entity Address, City or Town	Elkhart
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514-3305
City Area Code	(574)
Local Phone Number	970-7460
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par value $.10 Per Share)
Trading Symbol	THO
Security Exchange Name	NYSE